NORTHERN LIGHTS FUND TRUST II

January 2, 2013

Securities and Exchange Commission

100 F Street N.E.

Washington, DC  20549

Attention: Filings - Rule 497(j)

Re:

Northern Lights Fund Trust II – Hundredfold Select Alternative Fund, Hundredfold Select Global Fund, Hundredfold Select Equity Fund and SFG Futures Strategy Fund Post Effective Amendment No. 88 to the Registration Statement on Form N-1A

Registration Statement File Nos. 333-174926 and 811-22549

 Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by Northern Lights Fund Trust II (the “Trust”), on behalf of the Hundredfold Select Alternative Fund, Hundredfold Select Global Fund, Hundredfold Select Equity Fund and the SFG Futures Strategy Fund (the “Funds”), pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the following documents that would have been filed pursuant to paragraphs (b) or (c) of Rule 497 under the 1933 Act would not have differed from those contained in Post Effective Amendment No. 88 (SEC Accession No. 0000910472-12-003916) to the Trust’s Registration Statement on Form N-1A (the “Amendment”):

1.

Prospectus for the Hundredfold Select Alternative Fund, Investor Class shares;

2.

Statement of Additional Information for the Hundredfold Select Alternative Fund, Hundredfold Select Global Fund, and Hundredfold Select Equity Fund;

3.

Prospectus for the SFG Futures Strategy Fund; and

4.

Statement of Additional Information for the SFG Futures Strategy Fund.

The text of the Amendment was filed electronically with the Securities and Exchange Commission on December 28, 2012.

Questions related to this filing should be directed to David J. Baum of Alston & Bird LLP at (202) 239-3346.

                                                Very truly yours,

/s/ Andrew Rogers

                              Andrew Rogers

                                          President